Component of Accounts Receivable and Notes Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 27,643	$ 22,907
Less: allowance for doubtful accounts	(2,184)	(1,043)
Accounts receivable and notes receivable, net	$ 25,459	$ 21,864